Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect the planned liquidation of each LifeChoice Fund. The information in this Supplement is important and is part of your Prospectus.
-------------------------------------------------------------------------------



                             The Victory Portfolios

                      LifeChoice Conservative Investor Fund
                        LifeChoice Moderate Investor Fund
                         LifeChoice Growth Investor Fund

                        Supplement dated December 6, 2002
                      To the Prospectus dated March 1, 2002


On December 3, 2002, the Board of Trustees of The Victory Portfolios approved a plan to liquidate the LifeChoice Conservative Investor Fund, LifeChoice Moderate Investor Fund and LifeChoice Growth Investor Fund. The Plans of Liquidation provide that each Fund will liquidate its assets on or about March 28, 2003. Upon the liquidation, each Fund will redeem all shares and will distribute its assets, in cash, pro rata to all remaining shareholders. Effective February 28, 2003, shares of the Funds will no longer be available for purchase. Prior to the liquidation, each Fund will pay any dividends in accordance with the current dividend option you selected. That is, if you elected to reinvest your dividends, you will receive your dividends in additional shares until the Fund is liquidated.

Additionally -

o You may exchange your shares of a Fund for Class A Shares of another fund of The Victory Portfolios. Please contact your Investment Professional or The Victory Portfolios at 800-539-3863 if you need additional information.
o Shareholders of the Victory Funds who are not current investors in the Funds listed above should no longer exchange into these Funds. Plan sponsors or plan administration service agents should notify participants that the Funds are liquidating and should provide further information about alternative investment options.
o  Each Fund reserves the right to further restrict sales of Fund shares.

Prior to the day of liquidation, each Fund may invest the proceeds from the sale of portfolio securities in cash equivalent securities or hold the proceeds in cash. During this time, the Funds may not meet their stated investment objectives.











Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.



                            VF - VLCF - SUP1 (12/02)

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect the planned liquidation of the Nasdaq-100 Index(R) Fund. This information is important and is part of your Prospectus.

-------------------------------------------------------------------------------

                             The Victory Portfolios
                                 Class C Shares

                             Diversified Stock Fund

                            Nasdaq-100 Index(R) Fund

                                Real Estate Fund

                                 Fund for Income

                        Supplement dated December 6, 2002
                      To the Prospectus dated March 1, 2002


On December 3, 2002, the Board of Trustees of The Victory Portfolios approved a plan to liquidate the Nasdaq-100 Index(R)Fund. The Plan of Liquidation provides that the Fund will liquidate its assets on or about March 28, 2003. Upon the liquidation, the Fund will redeem all shares and will distribute its assets, in cash, pro rata to all remaining shareholders. Effective February 28, 2003, shares of the Fund will no longer be available for purchase. Prior to the liquidation, the Fund will pay any dividends in accordance with the current dividend option you selected. That is, if you elected to reinvest your dividends, you will receive your dividends in additional shares until the Fund is liquidated.

Additionally -

o You may exchange your Class C Shares of the Fund for Class C Shares of another fund of The Victory Portfolios. A deferred sales charge will be imposed on shares exchanged into any other class of shares of a Victory fund. The deferred sales charge will not be imposed if your shares are liquidated. Please contact your Investment Professional or The Victory Portfolios at 800-539-3863 if you need additional information.
o Shareholders of the Victory Funds who are not current investors in the Nasdaq-100 Index(R) Fund may no longer exchange from those funds into the Fund. Plan sponsors or plan administration service agents should notify participants that the Fund is liquidating and should provide further information about alternative investment options.
o   The Fund reserves the right to further restrict sales of Fund shares.

Prior to the day of liquidation, each Fund may invest the proceeds from the sale of portfolio securities in cash equivalent securities or hold the proceeds in cash. During this time, the Fund may not meet its stated investment objective.




Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.




                                 VF-CSHARE-SUPP1

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect the redesignation of the Class G Shares of the Gradison Government Reserves Fund as Select Shares. This information is important and is part of your Prospectus.

-------------------------------------------------------------------------------

                             The Victory Portfolios

                             Prime Obligations Fund
                             Financial Reserves Fund
                        Gradison Government Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund

                        Supplement dated December 6, 2002
                      To the Prospectus dated March 1, 2002


Effective January 1, 2003, the Class G Shares of the Gradison Government Reserves Fund shall be redesignated as "Select Shares." Where appropriate, all references in this prospectus to Class G Shares for the Gradison Government Reserves Fund are changed to Select Shares.


Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.


                               VF-MMMF-SUPP1

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect a decrease in the maximum sales charge for the Class A Shares of Convertible Fund and to reflect the redesignation of the Class G Shares of Balanced and Real Estate Funds as Class R Shares. This information is important and is part of your Prospectus.

-------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                                Convertible Fund
                                Real Estate Fund

                        Supplement dated December 6, 2002
                      To the Prospectus dated March 1, 2002

1. Effective December 31, 2002, the maximum sales charge for Convertible Fund has decreased to 2.00%. On page 5, under "Fund Expenses" in the subcategory "Shareholder Transaction Expenses," replace the chart with the following:


      Shareholder Transaction Expenses
      (paid directly from your
      investment)(1)                         Class A     Class R
      -------------------------------------------------------------
      Maximum Sales Charge                    2.00%       NONE
      Imposed on Purchases
      (as a percentage of offering price)
      -------------------------------------------------------------
      Maximum Deferred Sales Charge
      (as a percentage of the lower of        NONE(2)     NONE
      purchase or sale price)
      -------------------------------------------------------------
      Maximum Sales Charge Imposed            NONE        NONE
      on Reinvested Dividends
      -------------------------------------------------------------
      Redemption Fees                         NONE        NONE
      -------------------------------------------------------------
      Exchange Fees                           NONE        NONE
      -------------------------------------------------------------

      (1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
      (2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class -
          Calculation of Sales Charges - Class A" for the
          Convertible Fund.


2. On page 5, delete the "Example" table and insert the following:

      EXAMPLE: The following Example is designed to help you compare the cost of investing in the Convertible Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Convertible Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Convertible Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      -------------------------------------------------------------
                     1 Year      3 Years     5 Years    10 Years
      Class A         $332        $610        $909       $1,758
      -------------------------------------------------------------
      Class R         $203        $627       $1,078      $2,327
      -------------------------------------------------------------

                               VF-SPEC-SUPP2

3. On page 5, under "Investment Performance" for the Convertible Fund, in the subcategory "Average Annual Total Returns" delete the table and insert the following:


      ----------------------------------------------------------
      Average Annual Total        1 Year    5 Years   10 Years
      Returns
      (for the Periods ended                          (or Life
      December 31, 2001)(1)                           of Fund)
      Class A
      ----------------------------------------------------------
      Return Before Taxes          -5.74%     6.79%      9.90%(2)
      ----------------------------------------------------------
      Return After Taxes           -6.66%     3.45%      6.59%(2)
      on Distributions
      ----------------------------------------------------------
      Return After Taxes on
      Distributions and Sale
      of Fund Shares               -3.51%     3.96%      6.57%(2)
      ----------------------------------------------------------
      S&P 500 Index3              -11.88%    10.70%     12.93%(2)
      ----------------------------------------------------------
      Lipper Convertible           -4.71%     9.02%     10.47%(2)
      Securities Fund Index3
      ----------------------------------------------------------
      (Index returns reflect no deduction for fees, expenses,
      or taxes)
      ----------------------------------------------------------
      Class R
      ----------------------------------------------------------
      Return Before Taxes          -4.18%     N/A        5.87%(4)
      ----------------------------------------------------------
      S&P 500 Index(3)            -11.88%     N/A       -7.60%(4)
      ----------------------------------------------------------
      Lipper Convertible           -4.71%     N/A       -0.06%(4)
      Securities Fund Index(3)
      ----------------------------------------------------------
      (Index returns reflect no deduction for fees, expenses,
      or taxes)
      ----------------------------------------------------------
      (1) Performance data of Class A Shares is calculated based on the current maximum sales load of 2.00% and does not reflect the maximum sales load of 5.75% in effect prior to December 31, 2002.
      (2) Ten year performance.
      (3) The S&P 500 Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies. Mutual funds listed in the Lipper Convertible Securities Fund Index invest primarily in convertible bonds and convertible preferred shares. It is not possible to invest directly in an index.
      (4) Performance is from December 21, 1999, inception date of Class R Shares. Prior to January 1, 2003, Class R Shares were designated as Class G Shares, which had the same expenses, and thus the same investment returns.

4. On page 15, under "Choosing A Share Class" in the subcategory "Calculation of Sales Charges - Class A," add the following chart for the Convertible Fund only:

      ---------------------------------------------------------------
      Your Investment in the      Sales Charge as   Sales Charge as
                                  a % of Offering     a % of Your
      Convertible Fund                 Price          Investment
      ---------------------------------------------------------------
      Up to $49,999                    2.00%             2.04%
      ---------------------------------------------------------------
      $50,000 up to $99,999            1.75%             1.78%
      ---------------------------------------------------------------
      $100,000 up to $249,999          1.50%             1.52%
      ---------------------------------------------------------------
      $250,000 up to $499,999          1.25%             1.27%
      ---------------------------------------------------------------
      $500,000 up to $999,999          1.00%             1.01%
      ---------------------------------------------------------------
      $1,000,000 and above*            0.00%             0.00%
      ---------------------------------------------------------------

      * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


5. Effective January 1, 2003, the Class G Shares of the Balanced and Real Estate Funds shall be redesignated as "Class R Shares." Class R Shares are available for purchase only by certain retirement or fee based

                                       2
                                  VF-SPEC-SUPP2
   accounts or by shareholders who own Class G Shares on December 31, 2002. Where appropriate, all references in this prospectus to Class G Shares are changed to Class R Shares.

6. On page 14, under "Choosing a Share Class," replace the Class G Shares chart with the following chart:

              --------------------------------------------------
                                   Class R
              --------------------------------------------------
              oNo front-end sales charge.  All you money goes
              to work for you right away.
              --------------------------------------------------
              oClass R Shares are available for purchase only
              by certain investors.
              --------------------------------------------------
              oHigher annual expenses than Class A Shares.
              --------------------------------------------------



7. On page 15, immediately following the table relating to Class A sales charges, please add the following:

   Eligibility Requirements to Purchase Class R Shares

   Class R Shares may only be purchased by:

   o Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, and certain non-qualified compensation arrangements that operate in a similar manner to qualified plans;

   o  IRA rollover from such plans if a Victory Class R was offered; or

   o  Shareholders who owned Class R Shares on December 31, 2002.





Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.



                                       3
                                  VF-SPEC-SUPP2

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect the redesignation of the Class G Shares of the Fund for Income as Class R Shares. This information is important and is part of your Prospectus.

-------------------------------------------------------------------------------

                             The Victory Portfolios

                            Intermediate Income Fund
                                 Fund for Income

                        Supplement dated December 6, 2002
                      To the Prospectus dated March 1, 2002


1. Effective January 1, 2003, the Class G Shares of the Fund for Income shall be redesignated as "Class R Shares." Class R Shares are available for purchase only by certain retirement or fee based accounts or by shareholders who own Class G Shares on December 31, 2002. Where appropriate, all references in this prospectus to Class G Shares are changed to Class R Shares.


2. On page 11, under "Choosing a Share Class," replace the Class G Shares chart with the following chart:

              -------------------------------------------------
                                   Class R
              --------------------------------------------------
              oNo front-end sales charge.  All you money goes
              to work for you right away.
              --------------------------------------------------
              oClass R Shares are available for purchase only
              by certain investors.
              --------------------------------------------------
              oHigher annual expenses than Class A Shares.
              --------------------------------------------------


3. On page 12, immediately following the table relating to Class A sales charges, please add the following:

      Eligibility Requirements to Purchase Class R Shares

      Class R Shares may only be purchased by:

      o Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, and certain non-qualified compensation arrangements that operate in a similar manner to qualified plans;

      o     IRA rollover from such plans if a Victory Class R was offered; or

      o     Shareholders who owned Class R Shares on December 31, 2002.





Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.

                               VF-TXFI-SUPP1

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised to reflect the planned liquidation of the Nasdaq-100 Index(R) Fund and the redesignation of the Class G Shares of the certain Funds as Class R Shares. This information is important and is part of your Prospectus.

------------------------------------------------------------------------------

                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                             Established Value Fund
                               Special Value Fund
                         Small Company Opportunity Fund
                               International Fund
                            Nasdaq-100 Index(R) Fund

                        Supplement dated December 6, 2002
                      To the Prospectus dated March 1, 2002


1. On December 3, 2002, the Board of Trustees of The Victory Portfolios approved a plan to liquidate the Nasdaq-100 Index(R)Fund. The Plan of Liquidation provides that the Fund will liquidate its assets on or about March 28, 2003. Upon the liquidation, the Fund will redeem all shares and will distribute its assets, in cash, pro rata to all remaining shareholders. Effective February 28, 2003, shares of the Fund will no longer be available for purchase. Prior to the liquidation, the Fund will pay any dividends in accordance with the current dividend option you selected. That is, if you elected to reinvest your dividends, you will receive your dividends in additional shares until the Fund is liquidated.

    Additionally -

    o You may exchange your Class A Shares of the Fund for Class A Shares of another fund of The Victory Portfolios. You may also exchange your Class G Shares of the Fund for the Class G (or successor Class) Shares of another fund of The Victory Portfolios. You may also exchange into the appropriate class of any Victory money market fund. Please contact your Investment Professional or The Victory Portfolios at 800-539-3863 if you need additional information.
    o Shareholders of the Victory Funds who are not current investors in the Nasdaq-100 Index(R) Fund should no longer exchange from those funds into that Fund. Plan sponsors or plan administration service agents should notify participants that the Fund is liquidating and should provide information about alternative investment options.
    o   The Fund reserves the right to further restrict sales of Fund shares.

    Prior to the day of liquidation, the Fund may invest the proceeds from the sale of portfolio securities in cash equivalent securities or hold the proceeds in cash. During this time, the Fund may not meet its stated investment objective.


2. Effective January 1, 2003, the Class G Shares of the Value, Diversified Stock, Stock Index, Growth, Established Value, Special Value, Small Company Opportunity and International Funds shall be redesignated as "Class R Shares." Class R Shares are available for purchase only by certain retirement or fee based accounts or by shareholders who own Class G Shares on December 31, 2002. Where appropriate, all references in this prospectus to Class G Shares are changed to Class R Shares.


3. On page 27, under "Choosing a Share Class," replace the Class G Shares chart with the following chart:


                                  VF-EQTY-SUPP2

              -------------------------------------------------
                                   Class R
              --------------------------------------------------
              oNo front-end sales charge. All your money goes to work for you right away.
              --------------------------------------------------
              oClass R Shares are available for purchase only
              by certain investors.
              --------------------------------------------------
              oHigher expenses than Class A Shares.
              --------------------------------------------------

4. On page 27, immediately following the table relating to Class A sales charges, please add the following:

    Eligibility Requirements to Purchase Class R Shares

    Class R Shares may only be purchased by:

    o Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, and certain non-qualified compensation arrangements that operate in a similar manner to qualified plans;

    o   IRA rollover from such plans if a Victory Class R was offered; or

    o   Shareholders who owned Class R Shares on December 31, 2002.


Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.


                                       2
                                  VF-EQTY-SUPP2